Income Taxes - Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 131,152	$ 101,867	$ 55,293
Domestic [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	(2,742)	(4,439)	(5,342)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 133,894	$ 106,306	$ 60,635